RELATED PARTIES: (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES:
Schedule of transactions with related parties

	For the year ended
	December 31
	2022	2021
Revenues from Jet Talk	—	3,116
Revenues from iDirect (*)	489	2,074

Schedule of key management compensation

For the year ended December 31, 2022:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Simona Gat)	President and COO	Full Time	19.8%	660	40	39
Raysat (Yoav Leibovitch)	Chairman and Former CFO	Full Time	27.04%	5,065	60	39

For the year ended December 31, 2021:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Yoel Gat)	Former CEO	Full Time	22.5%	660	76	39
Ilan Gat (Simona Gat)	President and COO	Full Time	0%	660	76	39
Raysat (Yoav Leibovitch)	CFO	Full Time	12.2%	660	76	39

Schedule of outstanding balances with related parties

	For the year ended
	December 31
	2022	2021
Assets
Contract assets (Jet Talk)	1,679	1,685
Jet Talk	157	—
Total Assets	1,836	1,685
Labilities
Raysat Israel Ltd.	160	605
Ilan Gat Engineers Ltd	95	1,210
Liability to shareholder	—	334
Bonus Accrued to former CEO	100	—
Jet Talk	53	—
Total Liabilities	408	2,149